TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Income Before Income Taxes
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
PRC	228,919	390,488	365,370
Non-PRC	(21,210)	(22,045)	(30,544)

	207,709	368,443	334,826

Income Tax Expenses Benefits
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Current tax expense	31,038	54,299	54,270
Deferred tax expense	24,867	15,482	27,339

	55,905	69,781	81,609

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Income before income taxes	207,709	368,443	334,826
Income tax at applicable tax rate of 25%	51,927	92,111	83,707
Effect of international tax rate differences	453	1,384	4,208
Non-deductible expenses	8,593	3,492	8,053
Effect of tax holidays or preferential tax rates	(33,077)	(45,902)	(54,757)
Effect of tax rate changes	(1,974)	(15,101)	(4,769)
Investment basis difference in the PRC Domestic Entities	10,046	1,537	3,884
Withholding tax	16,867	28,632	23,164
Changes in valuation allowance	1,085	4,283	(82)
Unrecognized tax benefits	(419)	(3,120)	393
Changes in interest and penalties on unrecognized tax benefits	2,404	2,465	17,808

	55,905	69,781	81,609

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties
	As of December 31,
	2012	2013	2014
	US$	US$	US$

Balance at beginning of year	7,439	15,336	24,756
Increase relating to current year tax positions	10,074	12,358	26,307
Decrease relating to expiration of applicable statute of limitations	(2,205)	(3,510)	-
Foreign currency translation adjustments	28	572	(80)

Balance at end of year	15,336	24,756	50,983

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$

The aggregate amount	(33,077)	(45,902)	(54,757)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.43	0.59	0.67
—Diluted	0.40	0.54	0.59

Components of Deferred Taxes
	As of December 31,
	2013	2014
	US$	US$

Deferred tax assets, current
Accrued expenses	3,165	2,991

Total deferred tax assets, current	3,165	2,991

Deferred tax assets, non-current
Net operating losses	7,349	7,109
Less: Valuation allowance	(5,621)	(5,539)

Total deferred tax assets, non-current, net	1,728	1,570

Deferred tax liabilities, non-current
Investment basis in the PRC entities	(68,342)	(95,199)
BaoAn Acquisition – Property	(16,425)	(15,827)

Deferred tax liabilities, non-current	(84,767)	(111,026)